Convertible Debt (Details) - Schedule of roll forward of the notes - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Schedule of roll forward of the notes [Abstract]
Opening fair value	$ 1,327
Convertible debt issued in the period	1,200	4,670
Change in fair value (loss) reported in statement operations	298	(681)	$ (681)
Conversion of notes to common shares	(2,825)	(2,662)	(2,662)
Ending fair value balance		$ 1,327	$ 1,327